PGIM Target Date Income Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 89.8%
Affiliated Mutual Funds
Domestic Equity — 18.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	16,129	$214,831
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	73,722	2,877,369
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	20,948	215,552
		3,307,752
Fixed Income — 61.1%
PGIM Core Conservative Bond Fund (Class R6)	350,160	2,909,833
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	156,360	1,078,885
PGIM TIPS Fund (Class R6)	509,539	4,183,311
PGIM Total Return Bond Fund (Class R6)	250,981	2,911,376
		11,083,405
International Equity — 10.5%
PGIM Global Real Estate Fund (Class R6)	60,049	1,082,678
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	60,512	830,228
		1,912,906

Total Long-Term Investments (cost $16,938,249)		16,304,063

Short-Term Investment 10.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,882,879)	1,882,879	1,882,879

TOTAL INVESTMENTS 100.2% (cost $18,821,128)(wa)		18,186,942
Liabilities in excess of other assets (0.2)%		(40,608)

Net Assets 100.0%		$18,146,334

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds